Equity-Based Compensation - Common Units (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($) Installment	Jun. 30, 2020 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation	$ 1,158,597	$ 0
Common Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of installments | Installment	4
Equity-based compensation	$ 1,100,000
Discount for lack of marketability	10.00%
Volatility	20.00%
Risk-free discount rate	0.90%